NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Investment Income [Line Items]
Total net investment income	$ 1,470	$ 1,118	$ 2,883	$ 1,692
Total investment related gains (losses)	328	(114)	225	(70)
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	695	552	1,443	865
Total investment related gains (losses)	72	(30)	93	(18)
Equity securities
Net Investment Income [Line Items]
Total net investment income	18	21	36	32
Total investment related gains (losses)	470	28	288	48
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	204	172	422	255
Total investment related gains (losses)	(13)	(3)	(5)	(11)
Private loans
Net Investment Income [Line Items]
Total net investment income	124	33	240	64
Total investment related gains (losses)	21	1	32	5
Investment real estate
Net Investment Income [Line Items]
Total net investment income	23	38	24	43
Total investment related gains (losses)	7	0	(1)	(17)
Real estate partnerships
Net Investment Income [Line Items]
Total net investment income	3	(6)	42	(12)
Total investment related gains (losses)	0	0	5	0
Investment funds
Net Investment Income [Line Items]
Total net investment income	214	144	343	187
Total investment related gains (losses)	(6)	13	(6)	13
Policy loans
Net Investment Income [Line Items]
Total net investment income	6	6	12	12
Short-term investments
Net Investment Income [Line Items]
Total net investment income	91	61	187	112
Other invested assets
Net Investment Income [Line Items]
Total net investment income	92	97	134	134
Short-term investments and other invested assets
Net Investment Income [Line Items]
Total investment related gains (losses)	$ (223)	$ (123)	$ (181)	$ (90)